UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08824

Integrity Fund of Funds, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY FUND OF FUNDS, INC.
Schedule of Investments March 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

MUTUAL FUNDS (90.7%)

American Capital World Growth & Income Fund Class A	6,555	$253,343
American Growth Fund of America Class A	21,212	683,230
Dodge & Cox Stock Fund Class N	5,466	786,077
Fidelity Dividend Growth Fund Class N	13,615	410,630
Franklin Gold & Precious Metals Class A	6,351	192,676
*Legg Mason Value Trust Class N	3,623	250,496
MFS Value Fund Class A	11,100	269,402
Mairs and Power Growth Fund Class N	5,132	386,689
T. Rowe Price Equity Income Fund Class N	11,533	312,779
T. Rowe Price New Era Fund Class N	1,997	90,040
Templeton World Fund Class A	24,231	453,368
Templeton Growth Fund Class A	11,496	278,324
Thompson Plumb Growth Fund Class N	8,515	385,068
Vanguard Capital Opportunity Fund Class N	10,663	387,053
Washington Mutual Investors Class A	13,039	417,895

TOTAL MUTUAL FUNDS (COST: $4,470,795)		$5,557,070

SHORT-TERM SECURITIES (9.4%)	Shares
Wells Fargo Avantage Investment Money Market	573,340	$573,340
TOTAL SHORT-TERM SECURITIES (COST: $573,340)		$573,340

TOTAL INVESTMENTS IN SECURITIES (COST: $5,044,135)		$6,130,410
OTHER ASSETS LESS LIABILITIES		(184)

NET ASSETS		$6,130,226

* Indicates mutual fund is non-income producing.

Note: INVESTMENT IN SECURITIES

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,044,135 and the net unrealized appreciation of investments based on the cost was $1,086,275, which is comprised of $1,086,330 aggregate gross unrealized appreciation and $55 aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

BY: /s/ Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Fund of Funds, Inc.

BY: /s/ Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 30, 2006

BY: /s/ Laura Anderson
LAURA ANDERSON
TREASURER

Date: May 30, 2006